MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
The following table sets forth the Company’s marketable securities for the indicated period:

	December 31,
	2019	2020
Level 2 securities:
U.S government and agency bonds	$2,499	$4,192
Canada government bonds	999	-
Other foreign government bonds	3,521	2,006
Corporate bonds*	33,947	15,454
Total	$40,966	$21,652

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities
The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the years ended December 31, 2019 and 2020:

	December 31,
	2019	2020
Balance at beginning of the year	$56,662	$40,966
Additions	38,702	32,322
Sale or maturity	(54,333)	(51,498)
Changes in fair value during the year	(65)	(138)
Balance at end of the year	$40,966	$21,652

Schedule of Debt Securities	As of December 31, 2020, the Company’s debt securities had the following maturity dates:
Market value
December 31,
2020
Due within one year	21,652
1 to 2 years	-
Total	21,652